Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
Revenues	$ 1,831,202	$ 1,854,837	$ 7,745,336	$ 6,130,886
Total Cost of Goods Sold	647,378	621,336	2,211,636	2,386,322
Gross Profit	1,183,824	1,233,501	5,533,700	3,744,564
Operating expenses:
Research and development (see Note 10)	885,593	1,087,619	4,128,155	3,462,558
General and administrative	2,907,577	3,232,211	12,933,696	13,559,009
Depreciation and amortization	32,646	34,121	141,051	429,139
Loss on disposal of fixed assets			22,312
Operating lease cost and rent	67,372	58,219	251,883	240,731
Total operating expenses	3,893,188	4,412,170	17,477,097	17,691,437
Loss from operations	(2,709,364)	(3,178,669)	(11,943,397)	(13,946,873)
Other expense, net:
Interest expense	(2,298,874)	(1,415,349)	(6,001,539)	(5,456,981)
Loss on settlement of debt	(707,600)
Gain on settlement of debt			3,434,685	468,262
Total other expense, net	(3,006,474)	(1,415,349)	(2,566,854)	(4,988,719)
Net loss	$ (5,715,838)	$ (4,594,018)	$ (14,510,251)	$ (18,935,592)
Net loss per share - basic	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.16)
Net loss per share - diluted	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.16)
Weighted average common share outstanding - basic	325,956,059	155,176,712	202,908,578	116,476,733
Weighted average common share outstanding - diluted	325,956,059	155,176,712	202,908,578	116,476,733
Cost of Goods Sold [Member]
Total Cost of Goods Sold	$ 134,183	$ 173,381	$ 159,020	$ 1,334,824
Depreciation and Amortization [Member]
Total Cost of Goods Sold	$ 513,195	$ 447,955	1,981,679	1,051,498
Loss on disposal of revenue earning devices [Member]
Total Cost of Goods Sold			$ 70,937